Prepaid and Other Current Assets (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid and Other Current Assets
Prepaid expenses	$ 754	$ 763	$ 931
Suspense - funding issuance costs	319	844	132
Total	$ 1,073	$ 1,607	$ 1,063